Members’ (deficit) equity (Details Narrative) - Rubicon Technologies, LLC and Subsidiaries [Member] - Series E Preferred Stock [Member] - Rubicon [Member] - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued, shares	1,083,008	1,203,625
Share price		$ 30.00
Professional fees		$ 100
Warrants issued	$ 32,500